Summary of Significant Accounting Policies (Detail Textuals 1)	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Restricted cash	$ 4,512	$ 4,512	$ 4,428	$ 4,428
Fair value of advance under credit agreement	$ 3,176,824	$ 13,932,858
Property, plant and equipment, depreciation methods	straight-line method
Number of reportable segments | segment	1
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years